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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  3/31/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS




GE S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2005 (UNAUDITED)

                                                                              PRINCIPAL
                                                                                AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 105.3%
------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 16.7%

U.S. Treasury Bonds
5.38%                                         02/15/31                        $  33,720             $  36,776 (h)
7.13%                                         02/15/23                           21,760                27,585 (f)
7.25%                                         05/15/16                            6,945                 8,519 (f)
8.13%                                         08/15/19 - 08/15/21                49,625                67,142 (f)
U.S. Treasury Inflation Indexed Bonds
2.00%                                         01/15/14                           30,434                31,147 (k)
2.38%                                         01/15/25                            6,242                 6,714 (k)
3.88%                                         04/15/29                            4,408                 6,064 (k)
4.53%                                         04/15/10                           17,499                17,122 (c,h,k)
U.S. Treasury Notes
2.88%                                         11/30/06                           69,060                68,119 (h)
3.13%                                         05/15/07                           22,260                21,945 (h)
3.38%                                         02/15/08 - 09/15/09                55,840                54,483 (h)
3.50%                                         02/15/10                            9,745                 9,461
3.88%                                         05/15/09                           35,475                35,183 (h)
4.00%                                         03/15/10 - 11/15/13                34,985                34,250 (h)
4.25%                                         11/15/13                            1,535                 1,511 (f)
                                                                                                      426,021

FEDERAL AGENCIES - 8.6%

Federal Farm Credit Bank
3.75%                                         01/15/09                           12,750                12,513 (h)
Federal Home Loan Bank
2.38%                                         02/15/06                           49,860                49,313 (f)
2.63%                                         10/16/06                           25,000                24,531 (h)
3.75%                                         08/18/09                           11,000                10,741 (h)
Federal Home Loan Mortgage Corp.
3.00%                                         09/29/06                           25,600                25,244
3.63%                                         09/15/08                           33,170                32,483 (h)
4.50%                                         01/15/14                           17,580                17,206 (h)
4.63%                                         07/18/07                           14,975                15,035 (f)
4.75%                                         12/08/10                           18,805                18,714 (f)
6.75%                                         03/15/31                           11,905                14,514 (f)
                                                                                                      220,294

AGENCY MORTGAGE BACKED - 25.6%

Federal Home Loan Mortgage Corp.
4.50%                                         06/01/33 - 02/01/35                 6,440                 6,120
5.00%                                         04/01/13                            5,121                 5,130
6.00%                                         04/01/17 - 12/01/34                12,471                12,775
6.50%                                         01/01/27 - 12/01/34                11,996                12,450
7.00%                                         10/01/16 - 12/01/34                 3,961                 4,176
7.50%                                         11/01/09 - 09/01/33                 3,761                 3,944
8.00%                                         08/01/30 - 11/01/30                    28                    30
8.50%                                         04/01/30- 05/01/30                     70                    76
9.00%                                         05/01/16 - 11/01/16                   466                   504
Federal National Mortgage Assoc.
4.00%                                         05/01/19 - 06/01/19                 6,921                 6,633
4.50%                                         05/01/18 - 04/01/34                30,012                28,989
5.00%                                         11/01/32 - 10/01/34                 8,840                 8,677
5.50%                                         01/01/14 - 08/01/33                13,726                13,974
6.00%                                         02/01/14 - 02/01/35                49,730                50,934
6.50%                                         01/01/14 - 02/01/35                66,864                69,449
7.00%                                         08/01/13 - 10/01/34                21,915                23,087
7.50%                                         12/01/09 - 03/01/34                10,274                10,963
8.00%                                         12/01/11 - 11/01/33                 5,856                 6,267
8.50%                                         04/01/30 - 05/01/31                   522                   567
9.00%                                         02/01/09 - 12/01/22                 5,837                 6,223
4.50%                                         TBA                                25,000                24,438 (b)
5.00%                                         TBA                               217,490               214,574 (b)
5.50%                                         TBA                                53,125                53,050 (b)
6.00%                                         TBA                                42,300                43,225 (b)
Government National Mortgage Assoc.
3.38%                                         05/20/21 - 04/20/24                    62                    62 (g)
3.75%                                         08/20/23 - 09/20/24                    46                    47 (g)
4.13%                                         11/20/21 - 10/20/25                    30                    31 (g)
4.50%                                         08/15/33 - 09/15/34                14,054                13,475
6.00%                                         04/15/33 - 04/15/34                 6,024                 6,189
6.50%                                         04/15/19 - 08/15/34                11,605                12,119
7.00%                                         03/15/12 - 06/15/34                 6,096                 6,400
7.50%                                         11/15/22 - 10/15/33                 2,200                 2,365
8.00%                                         10/15/29 - 06/15/30                    41                    46
8.50%                                         10/15/17                            1,474                 1,605
9.00%                                         11/15/16 - 12/15/21                 3,525                 3,883
                                                                                                      652,477

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.0%

Collateralized Mortgage Obligation
Trust (Class B)
4.06%                                         11/01/18                              715                   622 (c,d)
Federal Home Loan Mortgage Corp.
3.84%                                         10/15/18                           10,673                   891 (e,g)
4.34%                                         12/15/30                           24,366                 1,599 (e,g)
4.50%                                         11/15/19                            3,325                 3,108
4.50%                                         04/15/13 - 03/15/19                21,609                 2,537 (e)
5.00%                                         01/15/11 - 12/01/34                85,461                13,351 (e)
5.00%                                         02/15/34 - 11/15/34                24,925                23,593
5.48%                                         10/15/33                            3,215                 2,395 (g)
5.50%                                         04/15/17 - 06/15/33                11,199                 2,192 (e)
6.25%                                         01/15/23                              116                   116
6.77%                                         12/15/33                            1,970                 1,601 (g)
7.50%                                         01/15/16                            1,198                 1,259
7.50%                                         07/15/27                              146                    26 (e)
8.00%                                         04/15/20                              482                   483
9.70%                                         06/15/33                            9,700                 9,667 (g)
15.97%                                        09/25/43                           42,923                   416 (c,e,g)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                         02/01/23 - 07/01/24                   420                    89 (e)
Federal Home Loan Mortgage STRIPS
4.96%                                         08/01/27                              100                    86 (c,d)
Federal National Mortgage Assoc.
1.16%                                         12/25/42                            8,517                   240 (e,g)
2.22%                                         06/25/43                           40,451                 1,896 (e,g)
4.00%                                         08/25/17 - 02/25/28                32,218                31,547
4.15%                                         10/25/29                            8,607                   750 (e,g)
4.25%                                         12/25/30                           11,671                   777 (e,g)
4.50%                                         05/25/18                            3,860                   475 (e)
4.50%                                         12/25/19                            2,375                 2,203
4.65%                                         05/25/18                            3,357                   287 (e,g)
4.75%                                         11/25/14                            2,307                   215 (e)
4.75%                                         09/25/42                           30,701                 2,427 (e,g)
4.80%                                         04/25/17 - 10/25/17                19,216                 1,751 (e,g)
4.85%                                         08/25/16                            6,571                   472 (e,g)
5.00%                                         02/25/11 - 02/25/32                 7,746                   692 (e)
5.00%                                         01/15/35                            3,225                 3,076
5.25%                                         06/25/42                            9,280                   812 (e,g)
5.50%                                         01/25/27                            5,576                   774 (e)
5.50%                                         07/25/34                            5,357                 5,471
6.00%                                         12/25/34                            3,250                 3,399
7.50%                                         07/25/41                              919                   974
8.00%                                         07/25/14                            4,043                 4,202
8.50%                                         09/25/31                            5,374                 5,062 (g)
9.63%                                         05/25/17                              382                   388 (g)
13.65%                                        04/25/32                            1,676                 1,806 (g)
Federal National Mortgage Assoc.
(Class S)
4.25%                                         02/25/31                            8,429                   656 (e,g)
Federal National Mortgage Assoc. REMIC
4.50%                                         11/25/13                           13,194                   758 (e)
5.00%                                         10/25/22                            3,690                   639 (e)
5.50%                                         08/25/33                           13,328                 3,378 (e)
10.34%                                        03/25/31                            8,575                 8,650 (g)
Federal National Mortgage Assoc.
REMIC (Class B)
6.03%                                         12/25/22                              464                   368 (c,d)
Federal National Mortgage Assoc.
REMIC (Class J)
1080.91%                                      03/25/22                                1                     9 (e)
Federal National Mortgage Assoc.
REMIC (Class K)
1008.00%                                      05/25/22                                1                    17 (e)
Federal National Mortgage Assoc. STRIPS
7.50%                                         11/01/23                            1,891                   430 (e)
8.00%                                         08/01/23 - 07/01/24                   904                   193 (e)
8.50%                                         03/01/17 - 07/25/22                 1,543                   285 (e)
9.00%                                         05/25/22                              474                   101 (e)
Government National Mortgage Assoc.
5.00%                                         02/16/34                            3,345                 3,176
Vendee Mortgage Trust
12.25%                                        05/15/33                           26,144                   923 (c,e,g)
                                                                                                      153,310

ASSET BACKED - 8.9%

Accredited Mortgage Loan Trust (Class A)
3.15%                                         07/25/34                            2,865                 2,865 (g)
AESOP Funding II LLC
2.97%                                         04/20/08                            2,600                 2,602 (a,g)
AESOP Funding II LLC (Class A)
2.97%                                         04/20/10                            3,000                 3,000 (a,g)
American Express Credit Account Master
Trust (Class A)
1.69%                                         01/15/09                            2,300                 2,242
2.93%                                         12/15/08                            4,250                 4,255 (g)
Bank One Issuance Trust
3.59%                                         05/17/10                            1,080                 1,064
3.76%                                         08/15/08                            4,500                 4,502
Bear Stearns Asset Backed Securities
Inc. (Class A)
3.22%                                         01/25/34                            1,929                 1,937 (g)
BMW Vehicle Owner Trust (Class B)
2.93%                                         03/25/09                            2,500                 2,463
Capital Auto Receivables Asset
Trust (Class A)
2.90%                                         04/17/06                              218                   218 (g)
Capital Auto Receivables Asset
Trust (Class B)
3.92%                                         11/16/09                            3,700                 3,631
Capital One Auto Finance Trust (Class A)
2.91%                                         03/15/11                            4,000                 4,005 (g)
Capital One Master Trust (Class C)
6.70%                                         06/15/11                            2,344                 2,452 (a)
Capital One Prime Auto Receivables
Trust (Class A)
2.89%                                         09/17/07                            3,513                 3,515 (g)
Centex Home Equity
3.10%                                         06/25/34                            1,414                 1,416 (g)
Centex Home Equity Co. LLC
3.02%                                         01/25/25                            1,623                 1,623 (g)
Chase Credit Card Master Trust (Class A)
2.92%                                         07/15/10                            7,000                 7,016 (g)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                         05/25/32                              429                   422
Citibank Credit Card Issuance Trust
2.55%                                         01/20/09                            4,701                 4,575
3.05%                                         09/17/07 - 12/17/07                13,500                13,504 (g)
3.12%                                         03/20/09                            4,000                 4,006 (g)
3.25%                                         03/07/08                            7,661                 7,682 (g)
3.42%                                         06/25/09                            5,000                 5,023 (g)
4.45%                                         04/07/10                            3,078                 3,060
6.65%                                         05/15/08                            1,000                 1,028
Citifinancial Mortgage Securities, Inc.
3.05%                                         04/25/34                            2,652                 2,656 (g)
CNH Equipment Trust
2.88%                                         07/15/08                            2,078                 2,078 (a,g)
2.88%                                         10/15/08                            3,000                 3,001 (g)
CNH Equipment Trust (Class A)
2.97%                                         12/15/10                            2,000                 2,000 (a,g)
Countrywide Asset-Backed Certificates
2.95%                                         11/25/23                              657                   657 (g)
3.11%                                         05/25/32                               70                    70 (g)
Countrywide Asset-Backed Certificates
(Class A)
3.12%                                         05/25/36                            2,000                 2,004 (g)
3.13%                                         08/25/32                              421                   421 (g)
3.18%                                         04/25/32                              411                   412 (g)
3.22%                                         08/25/34                            1,376                 1,378 (g)
Daimler Chrysler Auto Trust (Class B)
2.85%                                         08/08/10                              957                   925
Discover Card Master Trust I (Class A)
2.96%                                         09/15/08                            2,000                 2,003 (g)
2.99%                                         11/15/07                           11,000                11,002 (g)
Federal National Mortgage Assoc.
3.95%                                         12/26/31                            4,000                 3,985
First Franklin Mtg Loan Asset Backed
Certificates
3.13%                                         01/25/35                            3,000                 3,010 (g)
3.15%                                         01/25/35                            2,966                 2,976 (g)
First Franklin Mtg Loan Asset Backed
Certificates (Class A)
3.14%                                         06/25/34                            1,067                 1,069 (g)
First Horizon Asset Back Trust (Class A)
3.07%                                         02/25/34                            3,224                 3,225 (g)
First USA Credit Card Master Trust
(Class A)
2.99%                                         11/19/08                           12,700                12,716 (g)
Fleet Credit Card Master Trust II
(Class A)
2.95%                                         04/15/10                            8,000                 8,020 (g)
5.60%                                         12/15/08                              750                   764
Fleet Home Equity Loan Trust (Class A)
3.10%                                         01/20/33                            4,411                 4,416 (g)
Ford Credit Auto Owner Trust (Class B)
3.88%                                         01/15/10                            2,181                 2,149
4.79%                                         11/15/06                            2,000                 2,009
GMAC Mortgage Corp Loan Trust
2.94%                                         08/25/35                            4,700                 4,700 (g)
GMAC Mortgage Corp. Loan Trust (Class A)
2.95%                                         06/25/34                            5,500                 5,509 (g)
GSAA Trust
3.25%                                         05/25/34                            2,256                 2,259 (g)
Household Automotive Trust (Class A)
3.13%                                         07/17/09                            8,500                 8,519 (g)
Long Beach Mortgage Loan Trust
3.31%                                         11/26/32                            1,778                 1,784 (g)
MBNA Credit Card Master Note Trust
(Class C)
4.05%                                         01/15/08                            1,904                 1,909
Merrill Lynch Home Equity Loan
3.03%                                         09/25/27                              264                   264 (g)
Mid-State Trust
7.54%                                         07/01/35                            1,240                 1,307
Peco Energy Transition Trust
6.52%                                         12/31/10                            2,219                 2,408
Residential Asset Mortgage Products Inc.
(Class A)
3.13%                                         06/25/32                              745                   746 (g)
Residential Asset Mortgage Products, Inc.
3.09%                                         03/25/34                            2,319                 2,320 (g)
Residential Asset Securities Corp.
3.10%                                         07/25/32                            2,920                 2,926 (g)
Residential Asset Securities Corp.
(Class A)
3.14%                                         06/25/33                            6,176                 6,185 (g)
4.16%                                         07/25/30                            2,093                 2,074 (g)
Saxon Asset Securities Trust
3.08%                                         05/25/35                            4,876                 4,878 (g)
Saxon Asset Securities Trust (Class A)
3.25%                                         12/25/32                            1,186                 1,187 (g)
Sears Credit Account Master Trust
(Class A)
2.94%                                         08/18/09                            4,000                 4,002 (g)
SLM Student Loan Trust (Class A)
3.06%                                         06/15/18                            1,978                 1,979 (g)
Structured Asset Investment Loan Trust
3.08%                                         02/25/35                           10,000                10,013 (a,g)
Wells Fargo Home Equity Trust
3.97%                                         09/25/24                            1,332                 1,311 (g)
                                                                                                      227,332

CORPORATE NOTES - 27.0%

Abbey National PLC
7.95%                                         10/26/29                            3,205                 4,095
Ainsworth Lumber Co. Ltd.
6.75%                                         03/15/14                            6,305                 5,911
Alberta Energy Co. Ltd.
7.38%                                         11/01/31                            1,005                 1,201
Allegiance Corp.
7.00%                                         10/15/26                            2,100                 2,290
Allied Waste North America
7.25%                                         03/15/15                            6,850                 6,508 (a)
Allstate Financial Global Funding
5.25%                                         02/01/07                            4,385                 4,463 (a)
Allstate Life Global Funding Trusts
3.85%                                         01/25/08                            3,740                 3,680
Alltel Corp.
4.66%                                         05/17/07                            4,360                 4,387
Ameren Corp.
4.26%                                         05/15/07                            3,020                 3,010
America Movil S.A. de C.V.
5.75%                                         01/15/15                            2,565                 2,479
6.38%                                         03/01/35                            3,220                 2,909
American Electric Power Co. Inc.
(Series D)
5.25%                                         06/01/15                            2,155                 2,123
American Greetings
6.10%                                         08/01/28                              970                 1,011
Appalachian Power Co. (Series G)
3.60%                                         05/15/08                            1,630                 1,582
Argentine Beverages Financial Trust
7.38%                                         03/22/12                            1,575                 1,536 (a)
Assurant, Inc.
6.75%                                         02/15/34                            2,135                 2,319
AT&T Wireless Services Inc.
7.35%                                         03/01/06                            2,215                 2,284
8.75%                                         03/01/31                            3,600                 4,746
Auburn Hills Trust
12.38%                                        05/01/20                              340                   532
Banco Santander Chile
5.38%                                         12/09/14                            3,465                 3,434 (a)
Bank of America Corp.
3.88%                                         01/15/08                              331                   327
7.40%                                         01/15/11                            1,045                 1,180
Bavaria S.A.
8.88%                                         11/01/10                            2,245                 2,436 (a)
BB&T Corp.
4.75%                                         10/01/12                            1,365                 1,340
BBVA Bancomer Capital Trust I
10.50%                                        02/16/11                            3,735                 3,903 (a)
BellSouth Corp.
6.00%                                         11/15/34                            3,175                 3,165
Belo Corp.
8.00%                                         11/01/08                            2,175                 2,381
Boeing Co.
8.75%                                         08/15/21                            1,745                 2,349
BRE Properties. (REIT)
5.95%                                         03/15/07                            3,850                 3,961
British Aerospace Finance, Inc.
7.50%                                         07/01/27                            2,065                 2,415 (a)
British Telecommunications PLC
8.38%                                         12/15/10                            1,940                 2,254
Burlington Northern Santa Fe Corp.
8.13%                                         04/15/20                            3,380                 4,267
Campbell Soup Co.
5.50%                                         03/15/07                            2,725                 2,786
Carolina Power & Light Co.
5.15%                                         04/01/15                            1,500                 1,492
6.13%                                         09/15/33                            2,275                 2,395
Case New Holland, Inc.
6.00%                                         06/01/09                            9,455                 8,982 (a)
Charter One Bank FSB
6.38%                                         05/15/12                            1,905                 2,055
Citigroup Inc.
5.85%                                         12/11/34                            4,685                 4,771
Clear Channel Communications, Inc.
4.63%                                         01/15/08                            3,355                 3,333
CNA Financial Corp.
5.85%                                         12/15/14                            4,270                 4,240
CNF Inc.
6.70%                                         05/01/34                              470                   504
Comcast Cable Communications
Holdings, Inc.
9.46%                                         11/15/22                            3,210                 4,366
ConAgra Foods, Inc.
6.00%                                         09/15/06                            3,250                 3,335
Consolidated Edison Company of New York
5.63%                                         07/01/12                            4,075                 4,242
Consolidated Natural Gas Co.
5.38%                                         11/01/06                            4,315                 4,387
Consumers Energy Co.
5.15%                                         02/15/17                            2,060                 1,999
Consumers Energy Co. (Series L)
5.00%                                         02/15/12                            2,820                 2,785
Countrywide Home Loans, Inc.
5.63%                                         05/15/07                            2,035                 2,081
COX Communications, Inc.
5.45%                                         12/15/14                            3,235                 3,149 (a)
CSX Corp.
5.50%                                         08/01/13                               95                    97
CSX Transportation, Inc.
9.75%                                         06/15/20                            1,365                 1,881
DBS Bank Ltd.
5.00%                                         11/15/19                            3,820                 3,699 (a)
Deutsche Telekom International
Finance BV
5.25%                                         07/22/13                            3,205                 3,215
Dominion Resources Inc. (Series B)
4.13%                                         02/15/08                            3,330                 3,294
Dominion Resources Inc. (Series G)
3.66%                                         11/15/06                            5,325                 5,283
Duke Capital LLC
4.30%                                         05/18/06                            2,180                 2,183
4.33%                                         11/16/06                            3,645                 3,647
5.50%                                         03/01/14                            2,055                 2,056
6.25%                                         02/15/13                            2,270                 2,386
Duke Energy Corp.
4.50%                                         04/01/10                            1,785                 1,766
El Paso Production Holding Co.
7.75%                                         06/01/13                            6,305                 6,384
Empresa Nacional de Electricidad S.A.
7.75%                                         07/15/08                            1,685                 1,795
Enterprise Products Operating LP
4.00%                                         10/15/07                            5,410                 5,297
EOP Operating LP (REIT)
7.75%                                         11/15/07                            2,605                 2,803
European Investment Bank
4.63%                                         03/01/07                              140                   142
FirstEnergy Corp. (Series B)
6.45%                                         11/15/11                            6,730                 7,100
Flextronics International Ltd.
6.25%                                         11/15/14                            9,460                 8,987
Ford Motor Co.
7.45%                                         07/16/31                              900                   813
Ford Motor Credit Co.
5.63%                                         10/01/08                            2,165                 2,079 (h)
5.80%                                         01/12/09                            2,980                 2,875
6.50%                                         01/25/07                            4,455                 4,509
7.38%                                         02/01/11                            3,605                 3,605
FPL Group Capital Inc. (Series A)
4.09%                                         02/16/07                            2,970                 2,963
General Mills, Inc.
3.88%                                         11/30/07                            2,035                 2,007
5.13%                                         02/15/07                            2,550                 2,590
General Motors Acceptance Corp.
6.13%                                         09/15/06                            3,095                 3,070
6.88%                                         09/15/11                            1,065                   962
7.25%                                         03/02/11                              540                   500
8.00%                                         11/01/31                            2,905                 2,524
General Motors Corp.
8.38%                                         07/15/33                            1,420                 1,217 (h)
Georgia Power Co.
4.88%                                         07/15/07                            3,565                 3,603
Georgia-Pacific Corp.
8.13%                                         05/15/11                            2,160                 2,381
Goldman Sachs Group, Inc.
5.25%                                         10/15/13                            7,500                 7,478
6.60%                                         01/15/12                            2,210                 2,396
Goodrich Corp.
7.10%                                         11/15/27                            2,380                 2,711
GTE Corp.
6.94%                                         04/15/28                            4,600                 4,978
Halliburton Co.
8.75%                                         02/15/21                            1,945                 2,552
Hertz Corp.
6.35%                                         06/15/10                            2,205                 2,127
Household Finance Corp.
6.38%                                         11/27/12                            2,140                 2,305
6.50%                                         11/15/08                            3,065                 3,255
HSBC Bank USA NA
3.88%                                         09/15/09                            6,695                 6,478
HSBC Capital Funding LP
4.61%                                         12/29/49                            3,400                 3,230 (a,g)
HSBC Capital Funding LP (Series 1)
9.55%                                         12/31/49                            3,380                 4,077 (a,g)
HSBC Finance Corp.
6.75%                                         05/15/11                            5,395                 5,889
Huntington National Bank
2.75%                                         10/16/06                            2,785                 2,728
Hydro Quebec
8.25%                                         04/15/26                            2,475                 3,411
Intelsat Bermuda Ltd.
8.63%                                         01/15/15                            6,310                 6,436 (a)
International Business Machines Corp.
3.80%                                         02/01/08                            2,140                 2,112
iStar Financial Inc.
6.00%                                         12/15/10                            3,400                 3,464
7.00%                                         03/15/08                            2,040                 2,162
Jersey Central Power & Light
5.63%                                         05/01/16                            1,705                 1,745
John Hancock Funds
6.50%                                         03/01/11                            2,660                 2,875 (a)
JPMorgan Chase Capital XV (Series O)
5.88%                                         03/15/35                            3,220                 3,110
Kellogg Co. (Series B)
6.60%                                         04/01/11                            3,470                 3,765
Kerr-McGee Corp.
5.88%                                         09/15/06                            2,260                 2,301
KeySpan Corp.
5.80%                                         04/01/35                            3,245                 3,259
KFW International Finance
4.75%                                         01/24/07                            1,620                 1,645
Kinder Morgan Energy Partners LP
5.13%                                         11/15/14                            2,540                 2,471
Kinder Morgan, Inc.
6.50%                                         09/01/12                            2,795                 2,999
Kraft Foods Inc.
4.13%                                         11/12/09                            6,605                 6,425
Liberty Media Corp.
5.70%                                         05/15/13                            6,305                 5,943
Lockheed Martin Corp.
8.50%                                         12/01/29                            1,090                 1,466
Masco Corp.
6.75%                                         03/15/06                            3,040                 3,115
May Department Stores Co.
6.70%                                         07/15/34                            2,570                 2,650
Medco Health Solutions, Inc.
7.25%                                         08/15/13                            2,905                 3,211
Meritage Homes Corp.
6.25%                                         03/15/15                            9,455                 8,888 (a)
MGM Mirage
5.88%                                         02/27/14                            9,725                 9,178
Midamerican Energy Holdings Co.
3.50%                                         05/15/08                            3,160                 3,040
Monumental Global Funding III (Series A)
5.20%                                         01/30/07                            3,165                 3,217 (a)
Morgan Stanley
4.00%                                         01/15/10                            7,730                 7,442
4.25%                                         05/15/10                              670                   651
Morgan Stanley Bank AG for OAO Gazprom
9.63%                                         03/01/13                            2,640                 3,016 (a)
Motorola, Inc.
4.61%                                         11/16/07                            3,340                 3,349
Nationwide Mutual Insurance Co.
7.88%                                         04/01/33                            1,075                 1,293 (a)
Navistar International Corp.
6.25%                                         03/01/12                            9,725                 9,239 (a)
NB Capital Trust IV
8.25%                                         04/15/27                            4,160                 4,550
News America, Inc.
6.20%                                         12/15/34                            2,580                 2,551 (a)
Nexstar Finance, Inc.
7.00%                                         01/15/14                            6,305                 5,958 (a)
Noble Energy, Inc.
8.00%                                         04/01/27                            2,970                 3,728
Nordea Bank Sweden AB
5.25%                                         11/30/12                            2,270                 2,321 (a)
Norfolk Southern Corp.
6.00%                                         04/30/08                              475                   499
7.05%                                         05/01/37                            3,925                 4,545
Norfolk Southern Railway Co.
9.75%                                         06/15/20                            1,885                 2,624
Northeast Utilities (Series B)
3.30%                                         06/01/08                            2,105                 2,027
Northrop Grumman Corp.
4.08%                                         11/16/06                            5,245                 5,238
NorthWestern Corp.
5.88%                                         11/01/14                            2,190                 2,179 (a)
Novelis Inc.
7.25%                                         02/15/15                            6,300                 6,174 (a)
Ocean Energy, Inc.
4.38%                                         10/01/07                            1,410                 1,401
Ohio Power Co. (Series E)
6.60%                                         02/15/33                            1,120                 1,241
Pacific Gas & Electric Co.
6.05%                                         03/01/34                            1,930                 1,975
PanAmSat Corp.
9.00%                                         08/15/14                            6,305                 6,652
Pemex Finance Ltd.
9.03%                                         02/15/11                            5,490                 6,149
9.69%                                         08/15/09                            5,954                 6,573
Pemex Project Funding Master Trust
7.38%                                         12/15/14                            2,020                 2,149
Pepco Holdings, Inc.
5.50%                                         08/15/07                            3,385                 3,443
Petrobras International Finance Co.
9.75%                                         07/06/11                            1,500                 1,706
Pioneer Natural Resources Co.
6.50%                                         01/15/08                            3,805                 4,020
Potomac Edison Co.
5.35%                                         11/15/14                            1,520                 1,509 (a)
Principal Life Global Funding I
5.25%                                         01/15/13                            2,790                 2,837 (a)
Procter & Gamble - ESOP (Series A)
9.36%                                         01/01/21                            4,800                 6,216
Protective Life Secured Trust
4.00%                                         10/07/09                              940                   913
PSI Energy, Inc.
6.65%                                         06/15/06                            2,235                 2,293
Public Service Company of New Mexico
4.40%                                         09/15/08                            3,315                 3,269
Puget Energy, Inc.
3.36%                                         06/01/08                            2,120                 2,046
Quest Diagnostics
6.75%                                         07/12/06                            2,205                 2,272
Rabobank Capital Funding Trust
5.25%                                         12/29/49                            2,130                 2,110 (a,g)
Raytheon Co.
4.85%                                         01/15/11                            2,130                 2,124
6.40%                                         12/15/18                            4,585                 4,912
RBS Capital Trust I
5.51%                                         09/29/49                            3,175                 3,179 (g)
Reckson Operating Partnership LP
5.88%                                         08/15/14                            2,280                 2,344
Rogers Wireless Communications, Inc.
7.50%                                         03/15/15                            5,040                 5,204
Royal Bank of Canada
4.13%                                         01/26/10                            2,130                 2,085
Royal Bank of Scotland Group PLC
7.65%                                         08/31/49                            1,915                 2,334 (g)
Royal Bank of Scotland Group PLC ADR
9.12%                                         03/31/49                            2,600                 3,073
SBC Communications Inc.
5.10%                                         09/15/14                            2,755                 2,686
Scottish Power PLC
4.91%                                         03/15/10                            3,180                 3,180
Shurgard Storage Centers Inc. (REIT)
5.88%                                         03/15/13                            1,445                 1,473
Simon Property Group LP
4.88%                                         08/15/10                            3,870                 3,819
Sinclair Broadcast Group, Inc.
8.00%                                         03/15/12                            6,305                 6,431
SLM Corp.
4.00%                                         01/15/09                            2,135                 2,091
Southern California Edison Co.
8.00%                                         02/15/07                              750                   798
Sprint Capital Corp.
4.78%                                         08/17/06                            5,180                 5,212 (i)
6.00%                                         01/15/07                            3,200                 3,280
6.13%                                         11/15/08                            2,715                 2,838
7.63%                                         01/30/11                            2,175                 2,431
8.38%                                         03/15/12                            6,265                 7,324
8.75%                                         03/15/32                            2,690                 3,492
State of Illinois
4.95%                                         06/01/23                            3,145                 3,042
5.10%                                         06/01/33                            2,065                 1,971
Stewart Enterprises, Inc.
6.25%                                         02/15/13                            6,860                 6,654 (a)
Telecom Italia Capital S.A. (Series B)
5.25%                                         11/15/13                            3,205                 3,163
Telefonos de Mexico S.A. de C.V.
4.50%                                         11/19/08                            2,170                 2,136
4.75%                                         01/27/10                            4,250                 4,148 (a)
5.50%                                         01/27/15                            3,360                 3,177 (a)
TELUS Corp.
7.50%                                         06/01/07                            4,015                 4,271
Tenet Healthcare Corp.
6.38%                                         12/01/11                            6,305                 5,816
Time Warner, Inc.
9.13%                                         01/15/13                            3,205                 3,969
Toyota Motor Credit Corp.
2.89%                                         09/15/06                           20,000                19,986 (g)
TXU Electric Delivery Co.
6.38%                                         05/01/12                            2,280                 2,438
Tyco International Group S.A.
5.80%                                         08/01/06                            3,535                 3,606
6.75%                                         02/15/11                            1,505                 1,638
Tyson Foods, Inc.
7.25%                                         10/01/06                            1,650                 1,720
UBS Preferred Funding Trust I
8.62%                                         10/29/49                            2,115                 2,485 (g)
UFJ Bank Ltd.
7.40%                                         06/15/11                            3,285                 3,651
Union Pacific Corp.
6.65%                                         01/15/11                            2,200                 2,391
Union Planters Bank NA
5.13%                                         06/15/07                              375                   382
United Rentals North America, Inc.
7.75%                                         11/15/13                            6,575                 6,378
United Utilities PLC
6.45%                                         04/01/08                            2,215                 2,321
US Bank National Assoc.
2.85%                                         11/15/06                            3,750                 3,679
Valero Energy Corp.
6.88%                                         04/15/12                              925                 1,024
7.50%                                         04/15/32                              600                   723
Verizon
6.50%                                         09/15/11                            2,140                 2,315
Verizon Global Funding Corp.
7.75%                                         06/15/32                            2,815                 3,493
VTB Capital S.A.
4.43%                                         07/30/07                            1,966                 2,039 (c,g)
Washington Mutual, Inc.
5.63%                                         01/15/07                              360                   368
Wells Fargo & Co.
5.25%                                         12/01/07                              805                   823
Westar Energy, Inc.
5.15%                                         01/01/17                            1,450                 1,419
Weyerhaeuser Co.
6.13%                                         03/15/07                            1,521                 1,566
Wisconsin Electric Power
3.50%                                         12/01/07                            2,565                 2,512
Wisconsin Energy Corp.
5.88%                                         04/01/06                            1,545                 1,574
Yara International ASA
5.25%                                         12/15/14                            2,150                 2,122 (a)
                                                                                                      689,653

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 10.8%

Bear Stearns Commercial
Mortgage Securities
3.06%                                         01/14/16                            1,300                 1,302 (a,g)
3.88%                                         08/13/39                            6,696                 6,480
4.17%                                         01/12/41                            5,520                 5,442
4.68%                                         08/13/39                            7,202                 7,041
6.02%                                         02/14/31                            3,657                 3,830
Bear Stearns Commercial Mortgage
Securities (Class B)
6.20%                                         02/14/31                              475                   506
CalSTRS Trust
4.13%                                         11/20/12                            5,926                 5,885 (a)
CS First Boston Mortgage
Securities Corp.
1.58%                                         03/15/35                           77,715                 4,413 (a,g)
4.60%                                         03/15/35                            5,080                 4,954
6.67%                                         01/15/37                           21,773                   558 (a,c,g)
DLJ Commercial Mortgage Corp.
6.24%                                         11/12/31                            7,703                 8,089
First Union-Lehman Brothers-Bank
of America
6.56%                                         11/18/35                            3,857                 4,058
GMAC Commercial Mortgage Securities Inc.
(Class A)
4.92%                                         12/10/41                            6,148                 6,030 (g)
GMAC Commercial Mortgage Securities Inc.
(Class X)
4.56%                                         12/10/41                           92,952                 2,977 (c,g)
GMAC Commercial Mortgage
Securities, Inc.
4.21%                                         12/10/41                            3,099                 3,040 (g)
6.42%                                         05/15/35                            5,591                 5,885
7.00%                                         12/10/41                          203,030                 3,434 (a,c,g)
Granite Master Issuer PLC
3.13%                                         12/21/24                           12,000                12,000 (g)
Granite Mortgages PLC
2.85%                                         01/20/43                            2,113                 2,115 (g)
Homeside Mortgage Securities Trust
(Class A)
2.86%                                         01/20/27                            1,643                 1,645 (g)
Impac CMB Trust
3.11%                                         04/25/35                            6,933                 6,935 (g)
3.13%                                         08/25/32                              726                   726 (g)
3.21%                                         10/25/34                           10,211                10,211 (g)
Impac CMB Trust (Class A)
3.23%                                         12/25/33                            4,175                 4,185 (g)
3.28%                                         11/25/32                            1,150                 1,152 (g)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.22%                                         01/12/39                           51,060                 2,523 (a,g)
6.47%                                         11/15/35                            5,391                 5,835
JPMorgan Chase Commercial Mortgage
Securities Corp. (Class A)
4.92%                                         10/15/37                            4,200                 4,159 (g)
LB-UBS Commercial Mortgage Trust
4.06%                                         09/15/27                            6,696                 6,543 (g)
4.20%                                         12/15/29                            3,113                 3,056
4.38%                                         03/15/34                           13,793                   280 (a,c,g)
4.49%                                         01/18/12                           78,606                 3,023 (c)
4.51%                                         12/15/29                            3,039                 2,979
4.53%                                         01/15/36                           23,959                 1,782 (a,c)
4.56%                                         07/15/37                          124,176                 2,251 (a,c,g)
6.23%                                         03/15/26                            3,000                 3,171
6.27%                                         01/15/36                           29,603                   796 (a,c,g)
6.27%                                         02/15/40                           53,219                 1,181 (a,c)
6.93%                                         12/15/39                           53,967                   976 (a,c,g)
8.21%                                         09/15/37                           47,288                   754 (a,c,g)
8.71%                                         03/15/36                           88,707                 2,384 (a,c,g)
LB-UBS Commercial Mortgage Trust
(Class A)
4.31%                                         02/15/30                            5,453                 5,358
6.13%                                         12/15/30                            1,777                 1,895
6.65%                                         11/15/27                            8,377                 9,143
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                         07/14/16                              750                   819 (a)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
3.07%                                         10/15/17                            7,000                 7,012 (a,g)
3.12%                                         10/15/17                            4,000                 4,006 (a,g)
Master Alternative Loans Trust
5.00%                                         08/25/18                            3,486                   470 (e)
6.50%                                         08/25/34 - 01/25/35                10,148                10,502
Morgan Stanley Capital I
5.17%                                         01/14/42                            7,500                 7,537 (g)
7.11%                                         04/15/33                            1,020                 1,110
Morgan Stanley Capital I (Class A)
4.66%                                         09/13/45                            3,718                 3,617
Morgan Stanley Capital I (Class D)
6.58%                                         07/15/30                            2,000                 2,192 (g)
Morgan Stanley Dean Witter Capital I
4.36%                                         10/15/35                           25,622                   719 (a,c,g)
6.46%                                         02/15/33                            4,336                 4,520
7.07%                                         04/15/34                           16,134                   310 (a,c,g)
Morgan Stanley Dean Witter Capital I
(Class A)
5.72%                                         12/18/32                               99                   103
5.98%                                         02/15/31                              445                   449
6.39%                                         10/15/35                            5,000                 5,402
6.54%                                         02/15/31                            1,387                 1,461
Nomura Asset Securities Corp. (Class A)
6.59%                                         03/15/30                            8,377                 8,863
Opteum Mortgage Acceptance Corp.
3.15%                                         02/25/35                            7,894                 7,894 (g)
Puma Finance Ltd. (Class A)
3.25%                                         03/25/34                            3,406                 3,408 (g)
Residential Mortgage Securities
3.15%                                         08/10/30                            5,000                 5,000 (a,g)
Sequoia Mortgage Trust
3.11%                                         06/20/34                            1,640                 1,644 (g)
Structured Asset Securities Corp.
(Class X)
2.07%                                         02/25/28                           11,873                   623 (g)
Wachovia Bank Commercial Mortgage Trust
2.99%                                         03/15/14                            2,500                 2,502 (a,g)
4.38%                                         10/15/41                            5,295                 5,221
Wachovia Bank Commercial Mortgage Trust
(Class B)
4.89%                                         10/15/41                            3,082                 3,010
4.95%                                         10/15/41                            6,028                 5,904
Wachovia Bank Commercial Mortgage Trust
(Class C)
3.13%                                         03/15/14                              750                   751 (a,g)
Washington Mutual
3.02%                                         01/25/45                            4,940                 4,953 (g)
3.03%                                         01/25/45                            3,958                 3,967 (g)
                                                                                                      274,951

SOVEREIGN BONDS - 1.7%

Government of Bahamas
6.63%                                         05/15/33                            2,575                 2,952 (a)
Government of Brazil
11.00%                                        08/17/40                            5,145                 5,726
Government of Finland
4.75%                                         03/06/07                            1,910                 1,939
Government of Guatemala
10.25%                                        11/08/11                            1,965                 2,282 (a)
Government of Italy
4.50%                                         01/21/15                            1,570                 1,524
Government of Jamaica
10.63%                                        06/20/17                            1,965                 2,073
Government of Mexico
6.75%                                         09/27/34                            3,660                 3,569
Government of Panama
7.25%                                         03/15/15                            3,020                 2,997
Government of Philippines
10.63%                                        03/16/25                            2,210                 2,365
Government of Russia
5.00%                                         03/31/30                            7,955                 8,174 (a,i)
Government of Turkey
7.25%                                         03/15/15                            2,840                 2,776
Ontario Electricity Financial Corp.
7.45%                                         03/31/13                              465                   550
Province of New Brunswick
3.50%                                         10/23/07                            2,780                 2,735
Province of Ontario
4.50%                                         02/03/15                            3,350                 3,248
5.13%                                         07/17/12                              500                   515
                                                                                                       43,425

TOTAL BONDS AND NOTES                                                                               2,687,463
 (COST $2,721,651)

                                                                                  NUMBER
                                                                                OF SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
------------------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                    4,270            $    4,334 (a,g)
 (COST $4,409)

                                                                                 NUMBER OF
                                                                                 CONTRACTS             VALUE
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
U.S. Treasury Notes 5Yr. Futures                                                  1,068            $      103

PUT OPTIONS
U.S. Treasury Notes 5Yr. Futures                                                  1,068                   437

TOTAL PURCHASED OPTIONS                                                                                   540
 (COST $540)

                                                                                PRINCIPAL
                                                                                  AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES OUT ON LOAN - 8.0%
------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 5.5%

AESOP Funding II LLC (Class A)
2.97%                                         04/20/10                         $  5,000            $    5,000 (a,g)
American Express Credit Account Master
Trust (Class A)
2.85%                                         02/15/08                            7,000                 7,001 (g)
2.95%                                         04/15/08                            5,600                 5,604 (g)
AmeriCredit Automobile Receivables Trust
2.99%                                         12/12/07                            2,395                 2,396 (g)
CDC Mortgage Capital Trust (Class A)
3.18%                                         08/25/33                              228                   229 (g)
3.34%                                         03/25/33                              295                   296 (g)
Chase Funding Mortgage Loan Asset-
Backed Certificates
2.98%                                         01/25/25                            1,865                 1,866 (g)
Citibank Credit Card Issuance Trust
3.12%                                         03/20/09                            8,000                 8,012 (g)
Countrywide Asset-Backed Certificates
3.10%                                         07/25/31                              898                   898 (g)
3.15%                                         06/25/33                            1,049                 1,052 (g)
3.28%                                         05/25/33                              160                   160 (g)
Countrywide Asset-Backed Certificates
(Class A)
3.25%                                         03/25/33                            2,150                 2,153 (g)
Countrywide Home Equity Loan Trust
(Class A)
3.05%                                         05/15/28                            9,728                 9,735 (g)
First Horizon Asset Back Trust (Class A)
3.07%                                         02/25/34                            3,868                 3,870 (g)
Ford Credit Floorplan Master Owner Trust
(Class A)
2.85%                                         07/15/09                           25,000                25,011 (g)
Hertz Vehicle Financing LLC
2.94%                                         05/25/08                           11,000                11,010 (a,g)
Household Automotive Trust (Class A)
3.02%                                         06/18/07                              998                   998 (g)
Long Beach Mortgage Loan Trust
3.12%                                         11/25/34                            9,158                 9,168 (g)
National City Credit Card Master Trust
(Class A)
2.96%                                         08/15/07                            5,000                 5,003 (g)
Option One Mortgage Loan Trust (Class A)
3.27%                                         02/25/33                            1,295                 1,300 (g)
Residential Asset Mortgage Products, Inc.
3.12%                                         12/25/33                           10,000                10,040 (g)
Residential Asset Securities Corp.
(Class A)
3.14%                                         06/25/33                              950                   952 (g)
Residential Funding Mortgage
Securities II (Class A)
3.06%                                         02/25/34                              903                   904 (g)
Saxon Asset Securities Trust
3.14%                                         08/25/35                            1,919                 1,922 (g)
Sears Credit Account Master Trust
(Class A)
3.19%                                         11/17/09                            3,000                 3,007 (g)
Structured Asset Investment Loan Trust
3.02%                                         04/25/35                            7,000                 7,000 (g)
Structured Asset Securities Corp.
3.05%                                         02/25/35                           10,000                10,000 (g)
Wachovia Asset Securitization Inc.
(Class A)
3.07%                                         06/25/34                            4,096                 4,100 (g)
                                                                                                      138,687

CORPORATE NOTES - 0.3%

Countrywide Home Loans, Inc.
3.21%                                         03/29/06                            1,000                 1,000 (g)
International Lease Finance Corp.
3.96%                                         07/15/05                            4,100                 4,114 (g)
Marsh & McLennan Companies Inc.
2.77%                                         07/13/07                            3,000                 2,986 (g)
                                                                                                        8,100

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 2.2%

Banc of America Large Loan
2.93%                                         06/15/18                            6,693                 6,689 (a,g)
Crusade Global Trust (Class A)
3.23%                                         09/18/34                            3,066                 3,074 (g)
Impac CMB Trust
3.18%                                         08/25/33                            5,707                 5,721 (g)
3.21%                                         10/25/34                           12,352                12,352 (g)
Impac CMB Trust (Class A)
3.28%                                         11/25/32                              920                   922 (g)
Interstar Millennium Trust (Class A)
3.21%                                         03/14/36                            1,919                 1,919 (g)
National RMBS Trust
3.16%                                         03/20/34                            3,343                 3,346 (g)
Sequoia Mortgage Trust (Class A)
3.13%                                         07/20/34                            4,214                 4,234 (g)
Thornburg Mortgage Securities Trust
(Class A)
3.19%                                         04/25/43                            1,979                 1,983 (g)
Wachovia Bank Commercial Mortgage Trust
3.33%                                         03/15/15                            4,628                 4,638 (a,g)
3.71%                                         03/15/15                            3,500                 3,515 (a,g)
Washington Mutual Inc.
3.07%                                         07/25/44                            7,595                 7,610 (g)
                                                                                                       56,003

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES OUT ON LOAN                                                                202,790
(COST $202,642)

TOTAL INVESTMENTS IN SECURITIES                                                                     2,895,127
 (COST $2,929,242)

                                                                                 NUMBER
                                                                               OF SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 11.4%
------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                                           201,298            $  201,298 (c,j)

SHORT - TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES OUT ON
LOAN - 3.5%

GEI Short Term Investment Fund
2.70%                                                                            89,904                89,904 (c,j)


TOTAL SHORT-TERM INVESTMENTS                                                                          291,202
 (COST $291,202)

TOTAL INVESTMENTS                                                                                   3,186,329
 (COST $3,220,444)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (24.9)%                                                                                        (634,209)
                                                                                                   ----------
NET ASSETS - 100.0%                                                                                $2,552,120
                                                                                                   ==========


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE S&S Income Fund had the following written option contracts open at March 31, 2005:



                                                                                       EXPIRATION DATE/       NUMBER OF
CALL OPTIONS                                                                             STRIKE PRICE         CONTRACTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
US Treasury Notes 5 Yr. Futures
 (Written Option Premium $230)                                                          Apr 05 / 107.50         1,068        $(230)



                                                                                       EXPIRATION DATE/       NUMBER OF
PUT OPTIONS                                                                              STRIKE PRICE         CONTRACTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
US Treasury Notes 5 Yr. Futures
 (Written Option Premium $214)                                                         Apr 05 / 106.50          1,068        $(214)


The GE S&S Income Fund had the following long futures contracts open at March 31, 2005:
                                                                                             CURRENT
                                                                        NUMBER OF            NOTIONAL         UNREALIZED
DESCRIPTION                                     EXPIRATION DATE         CONTRACTS             VALUE          DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 5 Yrs.                          June 2005              1196               $128,084           $(561)


The GE S&S Income Fund had the following short futures contracts open at March 31, 2005:

                                                                                             CURRENT
                                                                        NUMBER OF            NOTIONAL         UNREALIZED
DESCRIPTION                                     EXPIRATION DATE         CONTRACTS             VALUE          DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yrs.                         June 2005               448              $(48,951)           $(325)



--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2005


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $244,913 or 9.60% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At March 31, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at March 31, 2005.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k)  Treasury Inflated Securities.

*    Less than 0.1%



ABBREVIATIONS:

ADR       American Depository Receipt

REMIC     Real Estate Mortgage Investment Conduit.

REIT      Real Estate Investment Trust

STRIPS Separate Trading of Registered Interest and Principal of Securities


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  May 26, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, S&S Funds

Date:  May 26, 2005